COLT 2022-4 ABS-15G

Exhibit 99.23

Seller Loan ID	Customer Loan ID	Dummy ID	Name	Data Field	Tape Data	Review Data	Tape Discrepancy Comments	Deal #
XXXX	XXXX	4350096193	XXXX	Property Type	Condo Low Rise (4 or fewer stories)	PUD (Only for use with Single Family Detached Homes with PUD riders)	Audit Value: Audit Value Pulled From Appraisal	0471-017_258
XXXX	XXXX	4350096192	XXXX	Property Type	Condo Low Rise (4 or fewer stories)	Single Family Detached (non PUD)	Audit Value: Audit Value Pulled From Appraisal	0471-017_258